DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 5	$ 26
Swap [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	(11)
Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	57	78
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	1	0
Foreign Exchange Contract [Member] | Other Current Liabilities [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(22)	(5)
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	31	25
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(16)	(11)
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	44	1
Interest Rate Swap [Member] | Accounts Payable [Member] | Designated As Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (11)	$ (10)